LOANS (Details 9) - Loans Receivable - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Loans and Leases Receivable, Related Parties [Roll Forward]
Balance, beginning of year	$ 11,845,673	$ 7,932,877
Additions	1,219,504	7,066,199
Repayments	$ (1,231,984)	(3,050,455)
Change in status of borrower		(102,948)
Balance, end of year	$ 11,833,193	$ 11,845,673